COMMUNITYCORP (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2011
COMMUNITYCORP (PARENT COMPANY ONLY)

NOTE 16 - COMMUNITYCORP (PARENT COMPANY ONLY)

Presented below are the condensed financial statements for Communitycorp (Parent Company Only).

Condensed Balance Sheets

	December 31,
	2011	2010
Assets
Cash	$49,197	$15,698
Investment in banking subsidiary	18,169,430	17,613,344
Non-marketable equity securities	6,000	6,000
Other assets	3,795	3,795
Total assets	$18,228,422	$17,638,837

Shareholders’ equity	$18,228,422	$17,638,837

Condensed Statements of Income

	Years Ended December 31,
	2011	2010
Income
Dividends from banking subsidiary	$150,000	$150,000
Other income	-	13
Total income	150,000	150,013

Expenses	-	410

Income before income taxes and equity in undistributed earnings of banking subsidiary	150,000	149,603

Income tax expense (benefit)	-	(130)

Equity in undistributed earnings of banking subsidiary	152,904	309,677

Net income	$302,904	$459,410

Condensed Statements of Cash Flows

	Years Ended December 31,
	2011	2010
Cash flows from operating activities
Net income	$302,904	$459,410
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of banking subsidiary	(152,904)	(309,677)
(Increase) decrease in other assets	-	(130)
Net cash provided by operating activities	150,000	149,603

Cash flows from financing activities
Cash dividends paid	(116,501)	(117,001)
Purchases of treasury stock	-	(98,401)
Net cash used by financing activities	(116,501)	(215,402)

Increase (decrease) in cash	33,499	(65,799)

Cash, beginning of year	15,698	81,497

Cash, ending of year	$49,197	$15,698